Business Segment Information	12 Months Ended
Dec. 31, 2011
Business Segment Information
17. Business Segment Information

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.  The Company also provides laboratory services through its central laboratory business, which includes the Company’s central laboratories located in Dublin, New York, India, Singapore and China.

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information. The Company has determined that it has two reportable segments, its Clinical Research segment and Central Laboratory segment.

The Company's areas of operation outside of Ireland principally include the Ireland, United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Finland, Denmark, Belgium, Switzerland, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at December 31, 2011 and December 31, 2010 and for the years ended December 31, 2011, December 31, 2010 and December 31, 2009 is as follows:

a)  The distribution of net revenue by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$88,869	$128,790	$151,618
Rest of Europe	348,492	292,567	251,104
U.S.	393,957	381,196	408,561
Other	114,411	97,491	76,329

Total	$945,729	$900,044	$887,612

b)	The distribution of net revenue by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$71,549	$63,813	$70,656
Clinical research	874,180	836,231	816,956

Total	$945,729	$900,044	$887,612

c)	The distribution of income from operations by geographical area was as follows:

	Year ended
	December	December	December
	2011	2011	2011
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$(33,139)	$(1,564)	$(34,703)
Rest of Europe	35,175	(3,000)	32,175
U.S.	30,127	(5,253)	24,874
Other	7,097	-	7,097

Total	$39,260	$(9,817)	$29,443

	Year ended
	December	December	December
	2010	2010	2010
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$36,636	-	$36,636
Rest of Europe	24,212	-	24,212
U.S.	25,017	-	25,017
Other	6,230	-	6,230

Total	$92,095	-	$92,095

	Year ended
	December	December	December
	2009	2009	2009
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$54,010	$73	$54,083
Rest of Europe	21,537	2,408	23,945
U.S.	36,280	(11,289)	24,991
Other	4,433	-	4,433

Total	$116,260	$(8,808)	$107,452

d)	The distribution of income from operations by business segment was as follows:

	Year ended
	December	December	December
	2011	2011	2011
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Central laboratory	$(661)	$(1,545)	$(2,206)
Clinical research	39,921	(8,272)	31,649

Total	$39,260	$(9,817)	$29,443

	Year ended
	December	December	December
	2010	2010	2010
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Central laboratory	$(12,759)	-	$(12,759)
Clinical research	104,854	-	104,854

Total	$92,095	-	$92,095

	Year ended
	December	December	December
	2009	2009	2009
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Central laboratory	$5,338	$(309)	$5,029
Clinical research	110,922	(8,499)	102,423

Total	$116,260	$(8,808)	$107,452

e)	The distribution of property, plant and equipment, net, by geographical area was as follows:

	December 31,	December 31,
	2011	2010
	(in thousands)
Ireland	$109,953	$109,919
Rest of Europe	16,419	16,675
U.S.	33,086	33,855
Other	9,003	10,412

Total	$168,461	$170,861

f)	The distribution of property, plant and equipment, net, by business segment was as follows:

	December 31,	December 31,
	2011	2010
	(in thousands)
Central laboratory	$18,292	$21,106
Clinical research	150,169	149,755

Total	$168,461	$170,861

g)    The distribution of depreciation and amortization by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$15,192	$11,840	$9,459
Rest of Europe	7,057	5,543	5,960
U.S.	12,427	12,422	13,945
Other	4,006	4,068	3,295

Total	$38,682	$33,873	$32,659

h)    The distribution of depreciation and amortization by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$3,721	$4,888	$3,724
Clinical research	34,961	28,985	28,935

Total	$38,682	$33,873	$32,659

i)    The distribution of total assets by geographical area was as follows:

	December 31,	December 31,
	2011	2010
	(in thousands)
Ireland	$414,510	$418,098
Rest of Europe	216,313	173,668
U.S.	363,527	329,971
Other	41,117	27,801

Total	$1,035,467	$949,538

j) The distribution of total assets by business segment was as follows:

	December 31,	December 31,
	2011	2010
	(in thousands)
Central laboratory	$55,184	$60,004
Clinical research	980,283	889,534

Total	$1,035,467	$949,538

k) The distribution of capital expenditures by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$16,987	$16,095	$11,988
Rest of Europe	4,795	5,869	3,444
U.S.	10,222	5,852	14,730
Other	4,001	3,777	4,652

Total	$36,005	$31,593	$34,814

l) The distribution of capital expenditures by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$1,449	$3,991	$10,774
Clinical research	34,556	27,602	24,040

Total	$36,005	$31,593	$34,814

m) The following table sets forth the clients which represented 10% or more of the Company's net revenue in each of the periods set out below.

	Year ended
	December	December	December
	2011	2010	2009

Client A	13%	*	*

* Net revenue did not exceed 10%.

n) The distribution of interest income by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$762	$1,277	$175
Rest of Europe	364	406	422
U.S.	18	22	135
Other	50	56	20

Total	$1,194	$1,761	$752

o) The distribution of interest income by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$18	$20	$18
Clinical research	1,176	1,741	734

Total	$1,194	$1,761	$752

p) The distribution of the tax charge by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$(3,475)	$5,310	$(4,544)
Rest of Europe	657	(1,606)	4,202
U.S.	4,656	(593)	7,820
Other	4,277	2,542	2,897

Total	$6,115	$5,653	$10,375

q) The distribution of the tax charge by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$(175)	$(2,858)	$610
Clinical research	6,290	8,511	9,765

Total	$6,115	$5,653	$10,375